Statements of Financial Condition (USD $)	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash	$ 19,020,911		$ 15,373,302
Net unrealized gain on open futures contracts	976,962	[1]	1,184,851	[1]
Net unrealized gain on open forward currency contracts	48,214	[1]	18,907	[1]
Total equity in broker trading accounts	20,046,087		16,577,060
Cash and cash equivalents	3,097,899		3,134,401
Investments in securities, at fair value	25,671,557		44,281,549
Certificates of deposit, at fair value	2,306,370	[1]	2,951,285	[1]
Total assets	51,121,913		66,944,295
Liabilities and Partners' Capital (Net Asset Value)
Trading Advisor management fees payable	56,624		78,262
Commissions and other trading fees payable on open contracts	8,669		9,096
Cash Manager fees payable	13,574		16,476
General Partner fee payable	62,439		80,898
Selling Agent fees payable - General Partner	29,451		39,572
Administrative expenses payable - General Partner	40,089		51,851
Offering expenses payable - General Partner	30,206		40,449
Broker dealer custodial fee payable - General Partner	3,885		6,169
Broker dealer servicing fee payable - General Partner	2,927		3,715
Redemptions payable	634,037		528,168
Subscriptions received in advance	236,268		1,426,321
Total liabilities	1,118,169		2,280,977
Partners' Capital (Net Asset Value)
General Partner Units 7,460.6309 and 6,484.1437 units outstanding at December 31, 2012 and 2011, respectively	782,908		776,710
Total partners' capital (net asset value)	50,003,744		64,663,318
Total liabilities and partners' capital (net asset value)	51,121,913		66,944,295
Series A [Member]
Partners' Capital (Net Asset Value)
Limited partners Units	17,300,439		23,528,145
Series B [Member]
Partners' Capital (Net Asset Value)
Limited partners Units	9,133,773		13,684,883
Series C [Member]
Partners' Capital (Net Asset Value)
Limited partners Units	1,604,266		0
Series I [Member]
Partners' Capital (Net Asset Value)
Limited partners Units	$ 21,182,358		$ 26,673,580

[1]	See the condensed schedule of investments for further description.